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                     [LOGO OF EXCELSIOR FUNDS APPEARS HERE]



                                  Fixed Income
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 1999

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Short-Term Government Securities Fund....................................    6
 Intermediate-Term Managed Income Fund....................................    7
 Managed Income Fund......................................................    8
NOTES TO FINANCIAL STATEMENTS.............................................    9

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 .  Initial Purchase and Prospectus Information and Shareholder Services 1-800-
   446-1012 (From overseas, call 617-557-8280)
 .  Current Price and Yield Information 1-800-446-1012
 .  Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY OF CONNECTICUT, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 1999 (Unaudited)

                                                   Intermediate-
                                      Short-Term       Term
                                      Government      Managed       Managed
                                      Securities      Income         Income
                                         Fund          Fund           Fund
                                      -----------  -------------  ------------
  ASSETS:
   Investments, at cost--see
    accompanying portfolios.........  $65,849,607  $153,309,626   $223,564,450
                                      ===========  ============   ============
   Investments, at value (Note 1)...  $65,437,721  $149,315,432   $217,410,534
   Cash.............................       15,725        43,849        127,324
   Interest receivable..............      980,832     1,712,382      1,586,429
   Receivable for fund shares sold..           62       --               2,500
   Prepaid expenses.................      --                667            837
                                      -----------  ------------   ------------
   Total Assets.....................   66,434,340   151,072,330    219,127,624
  LIABILITIES:
   Payable for dividends declared...      271,338       701,212        956,196
   Investment advisory fees payable
    (Note 2)........................       20,656        65,678        225,794
   Administration fees payable
    (Note 2)........................        8,579        25,112         34,228
   Administrative servicing fees
    payable (Note 2)................        7,743        15,490         11,183
   Directors' fees payable (Note 2).          360         1,038          1,542
   Accrued expenses and other
    payables........................       26,469        43,296         61,264
                                      -----------  ------------   ------------
   Total Liabilities................      335,145       851,826      1,290,207
                                      -----------  ------------   ------------
  NET ASSETS........................  $66,099,195  $150,220,504   $217,837,417
                                      ===========  ============   ============
  NET ASSETS consist of:
   Undistributed net investment
    income..........................  $    19,896  $      6,430   $     91,559
   Accumulated net realized loss on
    investments.....................     (227,404)   (1,953,831)    (1,284,505)
   Unrealized depreciation of
    investments.....................     (411,886)   (3,994,194)    (6,153,916)
   Par value (Note 4)...............        9,503        21,822         25,169
   Paid-in capital in excess of par
    value...........................   66,709,086   156,140,277    225,159,110
                                      -----------  ------------   ------------
  Total Net Assets..................  $66,099,195  $150,220,504   $217,837,417
                                      ===========  ============   ============
  Shares of Common Stock Outstanding
   (Note 4).........................    9,503,102    21,822,219     25,169,463
  NET ASSET VALUE PER SHARE.........        $6.96         $6.88          $8.65
                                            =====         =====          =====


                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 1999 (Unaudited)

                                                      Intermediate-
                                          Short-Term      Term
                                          Government     Managed      Managed
                                          Securities     Income       Income
                                             Fund         Fund         Fund
                                          ----------  ------------- -----------
  INVESTMENT INCOME:
   Interest income......................  $1,602,255   $4,328,323   $ 6,567,352
                                          ----------   ----------   -----------
  EXPENSES:
   Investment advisory fees (Note 2)....      88,078      245,098       813,691
   Administration fees (Note 2).........      44,721      106,777       165,433
   Administrative servicing fees (Note
    2)..................................      24,402       47,140        34,493
   Custodian fees.......................       7,709       18,784        28,585
   Registration and filing fees.........       6,093        6,852         6,727
   Shareholder servicing agent fees.....       4,822        8,310        14,528
   Legal and audit fees.................       3,178        7,665        11,744
   Shareholder reports..................       2,274        5,984         8,926
   Directors' fees and expenses (Note
    2)..................................         836        2,049         3,221
   Miscellaneous expenses...............       1,532        5,136         8,225
                                          ----------   ----------   -----------
   Total Expenses.......................     183,645      453,795     1,095,573
   Fees waived and reimbursed by
    investment adviser
    and administrators (Note 2).........     (24,402)     (47,140)     (143,597)
                                          ----------   ----------   -----------
   Net Expenses.........................     159,243      406,655       951,976
                                          ----------   ----------   -----------
  NET INVESTMENT INCOME.................   1,443,012    3,921,668     5,615,376
                                          ----------   ----------   -----------
  REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized loss on security trans-
    actions.............................    (391,863)  (1,687,707)   (2,396,127)
   Change in unrealized
    appreciation/depreciation of
    investments during the period.......    (220,253)  (3,226,247)   (5,907,216)
                                          ----------   ----------   -----------
  Net realized and unrealized loss on
   investments..........................    (612,116)  (4,913,954)   (8,303,343)
                                          ----------   ----------   -----------
  Net increase (decrease) in net assets
   resulting from operations............  $  830,896   $ (992,286)  $(2,687,967)
                                          ==========   ==========   ===========



                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                     Intermediate-
                                        Short-Term       Term
                                        Government      Managed       Managed
                                        Securities      Income         Income
                                           Fund          Fund           Fund
                                        -----------  -------------  ------------
  Six Months Ended September 30, 1999
   (Unaudited)
  Net investment income...............  $ 1,443,012  $  3,921,668   $  5,615,376
  Net realized loss on investments....     (391,863)   (1,687,707)    (2,396,127)
  Change in unrealized
   appreciation/depreciation of
   investments during the period......     (220,253)   (3,226,247)    (5,907,216)
                                        -----------  ------------   ------------
  Net increase (decrease) in net
   assets resulting from operations...      830,896      (992,286)    (2,687,967)
  Distributions to shareholders:
   From net investment income.........   (1,443,012)   (3,921,668)    (5,615,376)
  Increase in net assets from fund
   share transactions (Note 4)........   14,122,037    27,391,073     10,372,588
                                        -----------  ------------   ------------
  Net increase in net assets..........   13,509,921    22,477,119      2,069,245
  NET ASSETS:
   Beginning of period................   52,589,274   127,743,385    215,768,172
                                        -----------  ------------   ------------
   End of period (1)..................  $66,099,195  $150,220,504   $217,837,417
                                        ===========  ============   ============
   (1) Including undistributed net
     investment income................  $    19,896  $      6,430   $     91,559
                                        ===========  ============   ============
  Year Ended March 31, 1999
  Net investment income...............  $ 2,218,571  $  5,917,776   $ 10,315,995
  Net realized gain on investments....      593,923     2,456,793      3,569,699
  Change in unrealized
   appreciation/depreciation of
   investments during the year........     (422,604)   (2,155,194)    (1,914,414)
                                        -----------  ------------   ------------
  Net increase in net assets resulting
   from operations....................    2,389,890     6,219,375     11,971,280
  Distributions to shareholders:
   From net investment income.........   (2,233,996)   (5,917,776)   (10,412,635)
   From net realized gain on
    investments.......................      --         (2,092,147)    (5,832,403)
   In excess of net realized gain on
    investments.......................      --           (266,124)       --
  Increase in net assets from fund
   share transactions (Note 4)........   19,886,756    34,864,828     23,945,143
                                        -----------  ------------   ------------
  Net increase in net assets..........   20,042,650    32,808,156     19,671,385
  NET ASSETS:
   Beginning of year..................   32,546,624    94,935,229    196,096,787
                                        -----------  ------------   ------------
   End of year (2)....................  $52,589,274  $127,743,385   $215,768,172
                                        ===========  ============   ============
 --------
   (2) Including undistributed net
     investment income................  $    19,896  $      6,430   $     91,559
                                        ===========  ============   ============

 --------


                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights-Selected Per Share Data and Ratios


For a Fund share outstanding throughout each period.

                                                                                      Distributions Distributions
                            Net Asset             Net Realized    Total    Dividends    From Net    in Excess of
                             Value,      Net     and Unrealized    From     From Net    Realized    Net Realized
                            Beginning Investment  Gain (Loss)   Investment Investment    Gain on       Gain on
                            of Period   Income   on Investments Operations   Income    Investments   Investments
                            --------- ---------- -------------- ---------- ---------- ------------- -------------
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1995...................    $6.93     $0.33        $(0.04)      $0.29      $(0.33)        --            --
   1996...................     6.89      0.40          0.09        0.49       (0.40)        --            --
   1997...................     6.98      0.38         (0.06)       0.32       (0.37)        --            --
   1998...................     6.93      0.37          0.07        0.44       (0.37)        --            --
   1999...................     7.00      0.34          0.04        0.38       (0.34)        --            --
  Six Months Ended Sep-
    tember 30, 1999 (Unau-
    dited)................     7.04      0.17         (0.08)       0.09       (0.17)        --            --
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1995...................    $6.83     $0.39        $(0.07)      $0.32      $(0.39)        --         $(0.01)
   1996...................     6.75      0.43          0.31        0.74       (0.43)        --            --
   1997...................     7.06      0.41         (0.19)       0.22       (0.41)        --            --
   1998...................     6.87      0.41          0.36        0.77       (0.41)        --            --
   1999...................     7.23      0.39          0.04        0.43       (0.39)     $(0.13)        (0.01)
   Six Months Ended Sep-
    tember 30, 1999 (Unau-
    dited)................     7.13      0.19         (0.25)      (0.06)      (0.19)        --            --
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1995...................    $8.57     $0.51        $(0.18)      $0.33      $(0.51)        --            --
   1996...................     8.39      0.55          0.44        0.99       (0.54)        --            --
   1997...................     8.84      0.51         (0.24)       0.27       (0.51)        --            --
   1998...................     8.60      0.49          0.58        1.07       (0.49)     $(0.01)          --
   1999...................     9.17      0.46          0.08        0.54       (0.46)      (0.26)          --
   Six Months Ended Sep-
    tember 30, 1999 (Unau-
    dited)................     8.99      0.23         (0.34)      (0.11)      (0.23)        --            --

  * Commencement of operations
 ** Annualized
  + Expense ratios before waiver of fees and reimbursement of expenses (if any)
    by adviser and administrators.
 ++ Amount represents less than $0.01 per share.


                       See Notes to Financial Statements

                                                    Ratio of   Ratio of    Ratio of
                                                      Net        Gross       Net
                  Net Asset            Net Assets, Operating   Operating  Investment
                   Value,                  End      Expenses   Expenses     Income   Portfolio   Fee
      Total          End    Total       of Period  to Average to Average  to Average Turnover  Waivers
  Distributions   of Period Return       (000's)   Net Assets Net Assets+ Net Assets   Rate    (Note 2)
  -------------   --------- ------     ----------- ---------- ----------- ---------- --------- --------

     $(0.33)        $6.89    4.30%      $ 25,216      0.61%      0.67%       4.80%      198%      --
      (0.40)         6.98    7.27%        25,068      0.61%      0.80%       5.72%       77%    $0.01
      (0.37)         6.93    4.77%        30,804      0.61%      0.70%       5.42%       82%     0.01
      (0.37)         7.00    6.47%        32,547      0.62%      0.69%       5.28%       35%      --
      (0.34)         7.04    5.54%        52,589      0.58%      0.67%       4.79%      114%     0.01


      (0.17)         6.96    2.60%**      66,099      0.54%**    0.63%**     4.92%**    100%**    -- ++


     $(0.40)        $6.75    4.95%      $ 47,928      0.66%      0.68%       5.91%      682%      --
      (0.43)         7.06   11.13%        68,640      0.64%      0.68%       6.06%      129%      --
      (0.41)         6.87    3.25%        78,441      0.63%      0.68%       5.91%      129%      --
      (0.41)         7.23   11.37%        94,935      0.61%      0.66%       5.68%       86%      --
      (0.53)         7.13    6.02%       127,743      0.60%      0.67%       5.29%      229%      -- ++


      (0.19)         6.88   (1.54)%**    150,221      0.58%**    0.65%**     5.60%**    123%**    -- ++


     $(0.51)        $8.39    4.06%      $ 86,024      1.00%      1.12%       6.09%      492%    $0.01
      (0.54)         8.84   11.86%        88,900      0.96%      1.12%       6.09%      165%     0.01
      (0.51)         8.60    3.17%       185,896      0.90%      1.04%       5.90%      238%     0.01
      (0.50)         9.17   12.79%       196,097      0.90%      1.02%       5.51%      538%     0.01
      (0.72)         8.99    5.95%       215,768      0.90%      1.03%       4.96%      268%     0.01
      (0.23)         8.65   (2.50)%**    217,837      0.88%**    1.01%**     5.18%**    120%**   0.01

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Short-Term Government Securities Fund





  Principal                                                  Coupon    Value
   Amount                                                     Rate   (Note 1)
  ---------                                                  ------ -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 93.77%
             Federal Home Loan Bank
 $10,750,000 06/02/00.....................................    5.63% $10,745,377
   3,000,000 02/26/02.....................................    5.13    2,934,729
             Federal Home Loan Mortgage Corp.
   6,580,000 05/15/02.....................................    5.50    6,480,227
             Federal National Mortgage Association
   6,000,000 10/05/99.....................................    5.12+   5,996,587
   4,000,000 06/12/00.....................................    5.65    4,000,708
   2,500,000 08/10/00.....................................    5.55    2,495,580
   5,150,000 12/26/02.....................................    6.15    5,088,936
   3,000,000 07/23/03.....................................    5.96    2,946,378
   2,000,000 08/06/03.....................................    5.94    1,962,554
   2,500,000 05/06/04.....................................    5.74    2,424,383
             Government National Mortgage Association
   2,274,367 Pool #781036, 10/15/17.......................    8.00    2,328,187
             Private Export Funding Corp.
     320,000 03/15/01.....................................    5.50      317,844
             U.S. Treasury Notes
   3,500,000 11/15/00.....................................    5.75    3,512,033
   6,000,000 03/31/01.....................................    6.38    6,063,750
   4,650,000 07/31/02.....................................    6.00    4,684,875
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $62,394,034)...........................           61,982,148
                                                                    -----------

                                                                        Value
  Shares                                                              (Note 1)
  ------                                                             -----------
 OTHER SHORT-TERM INVESTMENTS -- 5.23%
 1,728,131 Dreyfus Government Cash Management Fund........           $ 1,728,131
 1,727,442 Fidelity U.S. Treasury II Fund.................             1,727,442
                                                                     -----------
           TOTAL OTHER SHORT-TERM INVESTMENTS
           (Cost $3,455,573)..............................             3,455,573
                                                                     -----------
 TOTAL INVESTMENTS
 (Cost $65,849,607*).......................................   99.00% $65,437,721
 OTHER ASSETS & LIABILITIES (NET)..........................    1.00      661,474
                                                             ------  -----------
 NET ASSETS................................................  100.00% $66,099,195
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Discount Rate

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Intermediate-Term Managed Income Fund





  Principal                                                 Coupon     Value
   Amount                                                    Rate    (Note 1)
  ---------                                                 ------  -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 49.50%
             Federal Home Loan Bank
 $ 1,825,000 11/25/08....................................    5.88%  $ 1,701,011
             Federal Home Loan Mortgage Corp.
       8,140 Pool #218374, 07/01/02......................   10.50         8,299
   9,985,000 04/29/09....................................    6.45     9,525,570
   2,000,000 04/25/21....................................    6.75     1,972,130
             Federal National Mortgage Association
   1,483,499 Pool #190748, 04/01/01......................    5.50     1,414,535
   5,436,561 Pool #380542, 08/01/08......................    6.15     5,223,426
   5,585,771 Pool #437416, 09/01/28......................    6.00     5,211,619
   1,271,019 Pool #439102, 09/01/28......................    6.00     1,185,882
   5,009,743 Pool #459648, 01/01/29......................    5.50     4,521,668
             Government National Mortgage Association
      60,351 Pool #195801, 01/15/17......................    8.50        62,862
     127,626 Pool #195833, 04/15/17......................    8.50       132,936
      50,194 Pool #212760, 04/15/17......................    8.50        52,282
   3,183,451 Pool #781036, 10/15/17......................    8.00     3,258,784
      60,444 Pool #334299, 05/15/23......................    8.00        61,875
   1,440,340 Pool #367412, 11/15/23......................    6.00     1,337,375
   2,913,707 Pool #366379, 12/15/23......................    6.50     2,787,739
   2,922,503 Pool #353454, 05/15/27......................    7.50     2,934,815
   2,744,763 Pool #460827, 06/15/28......................    6.50     2,626,099
   4,890,972 Pool #2699, 01/20/29........................    6.00     4,529,104
             U.S. Treasury Notes
   4,300,000 08/15/03....................................    5.75     4,287,909
  18,000,000 05/15/04....................................    5.25    17,595,000
   3,885,000 08/15/04....................................    6.00     3,923,850
                                                                    -----------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $76,775,070)..........................            74,354,770
                                                                    -----------
 CORPORATE BONDS -- 25.95%
   5,000,000 Appalachian Power Co., 05/01/09.............    6.60     4,769,580
   2,650,000 Associates Corp. of North America, 07/15/02.    6.38     2,637,113
   2,000,000 AT&T Corp., 03/01/07........................    7.75     2,080,538
   3,690,000 +Baker Hughes, Inc., 01/15/09...............    6.25     3,462,423
   2,340,000 Bank of America Corp., 06/15/04.............    6.63     2,323,381
   3,550,000 BB&T Corp., 06/30/05........................    6.38     3,356,894
   1,500,000 Comerica Bank, 10/15/02.....................    7.25     1,523,340
     400,000 Countrywide Home Loans, Inc., 06/15/04......    6.85       398,982
   5,000,000 Countrywide Home Loans, Inc., Series F,
             10/08/02....................................    6.38     4,923,780
   4,000,000 Ford Motor Credit Co., 02/23/04.............    5.75     3,842,300
   3,600,000 General Motors Corp., 05/01/05..............    6.25     3,479,789
   2,230,000 McDonald's Corp., 05/11/01..................    5.90     2,221,901
   1,450,000 PPG Industries, Inc., 08/15/04..............    6.75     1,450,829
   2,500,000 Procter & Gamble Co., 09/15/09..............    6.88     2,510,395
                                                                    -----------
             TOTAL CORPORATE BONDS (Cost $39,918,371)....            38,981,245
                                                                    -----------

  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
  ---------                                                ------  ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.77%
 $ 2,000,000 Commercial Mortgage Asset Trust, 1999-C1 B,
             07/17/13...................................     7.23%  $ 1,938,890
   1,900,000 Fanniemae-Aces, 1997-M5 C, 08/25/07........     6.74     1,864,803
   3,163,469 Morgan Stanley Capital I, 1999-CAM1 A1,
             04/15/04...................................     6.54     3,149,913
   1,672,883 Mortgage Capital Funding, Inc., 1998-MC1
             A1, 06/18/07...............................     6.42     1,644,820
   4,750,000 Nomura Asset Securities Corp., 1998-D6 A1B,
             03/17/28...................................     6.59     4,574,274
                                                                   ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost $13,580,855).........................             13,172,700
                                                                   ------------
 ASSET-BACKED SECURITIES -- 7.84%
   2,125,000 Capital Auto Receivables Asset Trust, 1999-
             1 A3, 08/15/04.............................     5.68     2,098,555
   3,340,000 First USA Credit Card Master Trust, 1998-9
             A, 09/18/06................................     5.28     3,180,999
   5,000,000 Ford Credit Auto Owner Trust, 1999-C A4,
             09/16/02...................................     6.08     4,987,525
   1,500,000 MBNA Master Credit Card Trust, 1999-J A,
             02/15/12...................................     7.00     1,507,031
                                                                   ------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost $11,956,348).........................             11,774,110
                                                                   ------------
 CERTIFICATE OF DEPOSIT -- 1.73%
   2,650,000 Mercantile Safe Deposit & Trust, 02/15/01
             (Cost $2,650,000)..........................     5.23     2,603,625
                                                                   ------------
   Shares
   ------
 OTHER SHORT-TERM INVESTMENTS -- 5.61%
   4,212,528 Dreyfus Government Cash Management Fund....              4,212,528
   4,216,454 Fidelity U.S. Treasury II Fund.............              4,216,454
                                                                   ------------
             TOTAL OTHER SHORT-TERM INVESTMENTS
             (Cost $8,428,982)..........................              8,428,982
                                                                   ------------
 TOTAL INVESTMENTS (Cost $153,309,626*)..................   99.40% $149,315,432
 OTHER ASSETS & LIABILITIES (NET)........................    0.60       905,072
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $150,220,504
                                                           ======  ============

--------
*Aggregate cost for Federal tax and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1999, this security amounted to $3,462,423 or 2.30% of net assets.


                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 1999 (Unaudited)
Managed Income Fund


  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
  ---------                                                ------  ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 47.03%
             Federal Home Loan Bank
 $ 8,000,000 10/07/99...................................    5.15%+ $  7,993,133
             Federal National Mortgage Association
   5,400,000 02/13/04...................................    5.13      5,143,122
   4,117,602 Pool #323854, 06/01/09.....................    6.03      3,877,423
   6,200,000 Pool #481466, 02/01/29.....................    5.50      5,578,062
   4,937,108 Pool #252379, 04/01/29.....................    5.50      4,456,110
   2,970,516 Pool #498551, 05/01/29.....................    5.50      2,681,113
             Government National Mortgage Association
   4,736,480 Pool #2562, 03/20/28.......................    6.00      4,386,042
   5,572,350 Pool #2576, 04/20/28.......................    6.00      5,160,069
   2,925,624 Pool #2687, 12/20/28.......................    6.00      2,709,166
   4,725,414 Pool #457999, 01/15/29.....................    6.00      4,387,608
   3,467,150 Pool #507735, 04/15/29.....................    7.00      3,406,551
     129,794 Pool #505668, 05/15/29.....................    7.00        127,444
   2,998,013 Pool #504536, 08/15/29.....................    7.00      2,945,614
   6,991,936 Pool #80311, 08/20/29......................    5.50      6,869,731
             U.S. Treasury Bond
  32,040,000 08/15/17...................................    8.88     40,150,125
             U.S. Treasury Inflation Index Bond
   2,676,775 04/15/29...................................    3.88      2,587,272
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $105,977,067)........................            102,458,585
                                                                   ------------
 ASSET-BACKED SECURITIES -- 20.04%
   3,000,000 California Infrastructure SDG&E, 1997-1 A5,
             09/25/05...................................    6.19      2,965,695
   4,000,000 Caterpillar Financial Asset Trust, 1998-A
             A3, 04/25/03...............................    5.85      3,978,260
   6,965,000 Citibank Credit Card Master Trust I, 1998-9
             A, 01/09/06................................    5.30      6,617,621
   3,500,000 ContiMortgage Home Equity Loan Trust, 1998-
             2 A5, 09/15/16.............................    6.28      3,433,448
   5,580,000 First USA Credit Card Master Trust, 1998-9
             A, 09/18/06................................    5.28      5,314,364
   6,550,000 Green Tree Home Equity Loan Trust, 1999-A
             A2, 02/15/14...............................    5.78      6,499,991
   6,000,000 MBNA Master Credit Card Trust, 1999-J A,
             02/15/12...................................    7.00      6,028,125
   5,000,000 Peco Energy Transition Trust, 1999-A A4,
             03/01/07...................................    5.80      4,827,075
   3,975,000 PP&L Transition Bond Co. LLC, 1999-1 A6,
             12/26/07...................................    6.96      3,993,205
                                                                   ------------
             TOTAL ASSET-BACKED SECURITIES
             (Cost $44,579,535).........................             43,657,784
                                                                   ------------

  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
  ---------                                                ------  ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.63%
 $ 6,000,000 Commercial Mortgage Asset Trust, 1999-C1 B,
             07/17/13...................................     7.23% $  5,816,670
   6,329,387 Government National Mortgage Association,
             1999-19 A, 08/16/25........................     6.50     6,145,340
   3,961,280 LB Commercial Conduit Mortgage Trust, 1999-
             C1 A1, 08/15/07............................     6.41     3,879,618
   5,000,000 Morgan Stanley Capital I, 1999-WF1 B,
             10/15/08...................................     6.32     4,774,175
   2,703,050 Mortgage Capital Funding, Inc., 1998-MC1
             A1, 06/18/07...............................     6.42     2,657,706
   4,400,000 Nomura Asset Securities Corp., 1998-D6 A1B,
             03/17/28...................................     6.59     4,237,222
                                                                   ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost $28,581,474).........................             27,510,731
                                                                   ------------
 CORPORATE BONDS -- 12.02%
   5,000,000 Associates Corp. of North America,
             04/20/04...................................     5.80     4,807,495
   5,000,000 Associates Corp. of North America, Series
             H, 09/27/02................................     6.71     4,998,215
   8,000,000 Ford Motor Credit Co., 02/23/04............     5.75     7,684,600
   5,000,000 Morgan Stanley Dean Witter & Co., 08/01/02.     6.38     4,961,740
   3,735,000 PPG Industries, Inc., 08/15/04.............     6.75     3,733,319
                                                                   ------------
             TOTAL CORPORATE BONDS
             (Cost $26,615,009).........................             26,185,369
                                                                   ------------
 CERTIFICATE OF DEPOSIT -- 2.66%
   6,000,000 Mercantile Safe Deposit & Trust, 05/17/04
             (Cost $6,000,000)..........................     6.10     5,786,700
                                                                   ------------
   Shares
   ------
 OTHER SHORT-TERM INVESTMENTS -- 5.42%
   5,903,131 Dreyfus Government Cash Management Fund....              5,903,131
   5,908,234 Fidelity U.S. Treasury II Fund.............              5,908,234
                                                                   ------------
             TOTAL OTHER SHORT-TERM INVESTMENTS
             (Cost $11,811,365).........................             11,811,365
                                                                   ------------
 TOTAL INVESTMENTS (Cost $223,564,450*)..................   99.80% $217,410,534
 OTHER ASSETS & LIABILITIES (NET)........................    0.20       426,883
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $217,837,417
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Discount Rate


                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in seventeen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Short-Term Government Securities Fund, Intermediate-Term Managed Income Fund and Managed Income Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (a) Portfolio Valuation:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At September 30, 1999, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                                     Net
                                     Tax Basis     Tax Basis      Unrealized
                                     Unrealized    Unrealized    Appreciation
                                    Appreciation (Depreciation) (Depreciation)
                                    ------------ -------------- --------------
     Short-Term Government
      Securities Fund..............   $22,182     $  (434,068)   $  (411,886)
     Intermediate-Term Managed
      Income Fund..................    76,182      (4,070,376)    (3,994,194)
     Managed Income Fund...........    87,055      (6,240,971)    (6,153,916)

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Government Securities Fund, .35% of the average daily net assets of the Intermediate-Term Managed Income Fund and .75% of the average daily net assets of the Managed Income Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 1999, administration fees charged by U.S. Trust Company were as follows:

     Short-Term Government Securities Fund............................. $12,134
     Intermediate-Term Managed Income Fund.............................  28,426
     Managed Income Fund...............................................  44,799

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior

Fund, U.S. Trust intends to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund to maintain an annual expense ratio of not more than .62% and .72%, respectively. For the six months ended September 30, 1999, no expenses were reimbursed pursuant to these voluntary actions. In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to .65% of the average daily net assets for Managed Income Fund. For the six months ended September 30, 1999, U.S. Trust waived investment advisory fees totaling $109,104 for Managed Income Fund.

  Effective November 19, 1999, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2000 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Short-Term Government Securities Fund................................ 0.60%
     Intermediate-Term Managed Income Fund................................ 0.65%
     Managed Income Fund.................................................. 0.90%

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $104,232 for the six months ended September 30, 1999. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable (including fees paid to affiliates of U.S. Trust) by such Portfolio. For the six months ended September 30, 1999, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Short-Term Government Securities Fund............  $24,172        $230
     Intermediate-Term Managed Income Fund............   46,988         152
     Managed Income Fund..............................   34,352         141

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 1999, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
     Short-Term Government Securities Fund........... $ 35,510,143 $ 26,116,156
     Intermediate-Term Managed Income Fund...........  107,377,560   81,985,569
     Managed Income Fund.............................  124,467,614  129,148,315

4. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
26.375 billion of which is currently classified to represent interests in one of seventeen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the Managed Income Fund, and 500 million shares each of the Short-Term Government Securities Fund and the Intermediate-Term Managed Income Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                 Short-Term Government Securities Fund
                           ----------------------------------------------------
                           Six Months Ended 09/30/99     Year Ended 03/31/99
                           --------------------------  ------------------------
                             Shares        Amount        Shares       Amount
                           ------------ -------------  ----------  ------------
Sold.....................    5,075,863  $  35,403,214   4,313,755  $ 30,390,997
Issued as reinvestment of
 dividends...............       35,015        244,287      77,059       543,382
Redeemed.................   (3,081,568)   (21,525,464) (1,565,745)  (11,047,623)
                           -----------  -------------  ----------  ------------
Net Increase.............    2,029,310  $  14,122,037   2,825,069  $ 19,886,756
                           ===========  =============  ==========  ============

                                 Intermediate-Term Managed Income Fund
                           ----------------------------------------------------
                           Six Months Ended 09/30/99     Year Ended 03/31/99
                           --------------------------  ------------------------
                             Shares        Amount        Shares       Amount
                           ------------ -------------  ----------  ------------
Sold.....................    6,130,770  $  42,806,249   7,225,482  $ 52,716,314
Issued as reinvestment of
 dividends...............       24,731        172,479      60,786       444,096
Redeemed.................   (2,245,246)   (15,587,655) (2,507,271)  (18,295,582)
                           -----------  -------------  ----------  ------------
Net Increase.............    3,910,255  $  27,391,073   4,778,997  $ 34,864,828
                           ===========  =============  ==========  ============

                                          Managed Income Fund
                           ----------------------------------------------------
                           Six Months Ended 09/30/99     Year Ended 03/31/99
                           --------------------------  ------------------------
                             Shares        Amount        Shares       Amount
                           ------------ -------------  ----------  ------------
Sold.....................    4,536,296  $  39,909,794   6,445,954  $ 59,579,168
Issued as reinvestment of
 dividends...............       85,257        746,197     308,474     2,850,516
Redeemed.................   (3,457,861)   (30,283,403) (4,143,351)  (38,484,541)
                           -----------  -------------  ----------  ------------
Net Increase.............    1,163,692  $  10,372,588   2,611,077  $ 23,945,143
                           ===========  =============  ==========  ============

5. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 1999, the Portfolios had no borrowings under the agreement.

6. Year 2000 Risk:

  The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The investment adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.